Supplement Dated December 15, 1997 to the Prospectus Dated December 1, 1997

   ADVANTUS Venture Fund, Inc.

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400 Robert Street North  .  St. Paul, Minnesota 55101  .  1-800-443-3677
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Effective December 15, 1997, the Portfolio Manager of Advantus Venture Fund,
Inc. will be Mr. Matthew D. Finn. Mr. Finn is a Vice President of Advantus Capital Management, Inc. and an Investment Officer of MIMLIC Asset Management Company. Prior to that time, Mr. Finn was Owner, Managing Director of Unified Capital Management, Bloomfield Hills, Michigan from September 1993 to April 1994; and was Vice President/Portfolio Manager, Acorn Asset Management, Bloomfield Hills, Michigan from February 1990 to September 1993.


































          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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F. 51754 12-1997